Other liabilities (Detail - Additional information) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Accounts Receivable [Line Items]
Trade and other current receivables	$ 118,576	$ 217,132
Trade and other non-current receivables	95,392	$ 16,402
Debt structuring fee expensed	$ 700
Asset backed payable effective interest rate	6.08%
PBPE Fund IV | Discounted amount [Member]
Disclosure of Accounts Receivable [Line Items]
Trade and other non-current receivables	$ 66,900
PBPE Fund IV | Full amount [Member]
Disclosure of Accounts Receivable [Line Items]
Trade and other non-current receivables	$ 75,000